Goldman Sachs Strategic International Equity Fund | Summary - Institutional Shares - Goldman Sachs Strategic International Equity Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic International Equity Fund (the “Fund”)

Supplement dated June 22, 2011 to the

Prospectuses dated April 29, 2011 (the “Prospectuses”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management International (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate of the average daily net assets of the Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Strategic International Equity Fund—Summary—Fees and Expenses of the Fund” section of the Institutional Shares Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares, Goldman Sachs Strategic International Equity Fund
Management Fees		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.20%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.09%
Fee Waiver and Expense Limitation	[2]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		0.97%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund's average daily net assets (effective July 1, 2011), and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, acquired fund fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.144% of the Fund's average daily net assets. These arrangements will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.